Shareholders' Equity and Regulatory Matters	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Shareholders' Equity and Regulatory Matters

Note 15 – Shareholders’ Equity and Regulatory Matters

The Company and its banking subsidiary are subject to certain requirements imposed by state and federal banking statutes and regulations. These requirements, among other things, establish minimum levels of capital, restrict the amount of dividends that may be distributed, and require that reserves on deposit liabilities be maintained in the form of vault cash or deposits with the Federal Reserve Bank.

For the reserve maintenance period in effect at December 31, 2015, the subsidiary bank was required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank in the aggregate amount of $1.4 million as reserves on deposit liabilities.

The Company and its subsidiary bank are subject to federal regulatory risk-based capital guidelines for banks and bank holding companies. Each must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices which measure Total Capital, Tier 1 Capital and Common Equity Tier 1 Capital to risk-weighted assets and Tier 1 Capital to average assets.

Bank regulatory agencies approved regulatory capital guidelines (“Basel III”) aimed at strengthening existing capital requirements for banking organizations. Under the final rules, minimum requirements increase for both the quantity and quality of capital held by the Company. The rules include a new common equity Tier 1 capital to risk-weighted assets minimum ratio of 4.50%, raise the minimum ratio of Tier 1 capital to risk-weighted assets from 4.00% to 6.00%, require a minimum ratio of total capital to risk-weighted assets of 8.00%, and require a minimum Tier 1 leverage ratio of 4.00%. A new capital conservation buffer, comprised of common equity Tier 1 capital, was also established above the regulatory minimum capital requirements. This capital conservation buffer will be phased in beginning January 1, 2016 at 0.625% of risk-weighted assets and increase each subsequent year by an additional 0.625% until reaching its final level of 2.50% on January 1, 2019. Strict eligibility criteria for regulatory capital instruments were also implemented under the final rules. The final rules also revise the definition and calculation of Tier 1 capital, total capital, and risk-weighted assets.

The phase-in period for the final rules became effective for the Company and its subsidiary bank on January 1, 2015, with full compliance of all the final rules’ requirements phased in over a multi-year schedule, to be fully phased-in by January 1, 2019. As of December 31, 2015, the Company and its subsidiary bank continue to exceed minimum capital standards and remain well-capitalized under the new rules.

Quantitative measures established by regulation to ensure capital adequacy and the Company’s consolidated capital ratios are set forth in the table below. The Company expects to meet or exceed these minimums without altering current operations or strategy.

					Minimum to Be Well
			Minimum		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2015

Total Capital to Risk
Weighted Assets:
Consolidated	$55,945	15.6%	$28,708	8.0%	$35,885	10.0%
Uwharrie Bank	56,221	15.8%	28,549	8.0%	35,686	10.0%

Tier 1 Capital to Risk
Weighted Assets:
Consolidated	43,527	12.1%	21,531	6.0%	28,708	8.0%
Uwharrie Bank	53,337	15.0%	21,412	6.0%	28,549	8.0%

Common Equity Tier 1 Capital to Risk Weighted Assets:
Consolidated	32,931	9.2%	16,148	5.0%	23,325	6.5%
Uwharrie Bank	42,741	12.0%	17,843	5.0%	23,196	6.5%

Tier 1 Capital to
Average Assets:
Consolidated	43,527	8.2%	21,225	4.0%	26,531	5.0%
Uwharrie Bank	53,337	10.1%	21,156	4.0%	26,445	5.0%

					Minimum to Be Well
			Minimum		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2014

Total Capital to Risk
Weighted Assets:
Consolidated	$55,229	16.1%	$27,469	8.0%	$ N/A	—%
Uwharrie Bank	54,933	16.1%	27,362	8.0%	34,202	10.0%

Tier 1 Capital to Risk
Weighted Assets:
Consolidated	41,957	12.2%	13,735	4.0%	N/A	—%
Uwharrie Bank	51,195	15.0%	13,681	4.0%	20,521	6.0%

Tier 1 Capital to
Average Assets:
Consolidated	41,957	8.1%	20,765	4.0%	N/A	—%
Uwharrie Bank	51,195	9.9%	20,716	4.0%	25,895	5.0%

As of December 31, 2015, the most recent notification from the Federal Deposit Insurance Corporation categorized the Company’s subsidiary bank as being well capitalized under the regulatory framework for prompt corrective action. There have been no conditions or events since such notification that management believes would have changed the categorization.

During 2012, each of the Company’s subsidiary banks began a campaign to sell Fixed Rate Noncumulative Perpetual Preferred Stock, Series B. The preferred stock qualifies as Tier 1 capital at the subsidiary bank and pays dividends at a rate of 5.30%. The sale ended on

December 31, 2012 raising $7.9 million less issuance costs of $113,000. These funds were held in an escrow account at December 31, 2012 and the new preferred stock was issued in January 2013. Effective September 1, 2013, the Fixed Rate Noncumulative Perpetual Preferred Stock, Series B was rolled into one issue under Uwharrie Bank in connection with the consolidation and name change.

During 2013, the Company’s subsidiary bank, Uwharrie Bank, raised $2.8 million of Fixed Rate Noncumulative Perpetual Preferred Stock, Series C. The preferred stock qualifies as Tier 1 capital at the bank and pays dividends at an annual rate of 5.30%. The preferred stock has no voting rights. The offering ended September 15, 2013 with Uwharrie raising $2.8 million in new capital less total issuance costs of $23,000.

The total net amount of capital raised from Fixed Rate Noncumulative Perpetual Preferred Stock, Series B and Series C issued at the subsidiary bank level is presented as noncontrolling interest in the consolidated balance sheets.

All of the Company’s aforementioned investment in its subsidiary bank qualifies for Tier 1 capital treatment for the bank and is included as such in its year end capital ratios.

Stock Repurchase Program

On February 21, 1995, the Company’s Board of Directors authorized and approved a Stock Repurchase Program, to be reaffirmed annually, pursuant to which the Company may repurchase shares of the Company’s common stock for the primary purpose of providing liquidity to its shareholders. During 2015 the Company repurchased 114,377 shares of outstanding common stock and repurchased 374,130 during 2014.